Deferred Revenues (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 905,783	$ 784,013
Subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	285,998	227,610
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	607,153	546,998
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 12,632	$ 9,405